Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000188905 [Member] | Power Integrations Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000188905 [Member] | Forgent Power Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
C000188905 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
C000188905 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
C000188905 [Member] | Benchmark Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
C000188905 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
C000188905 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
C000188905 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
C000188905 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[1]
C000188905 [Member] | Karelia Tobacco Co Inc S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
C000188905 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000188905 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000188905 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000188905 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000188905 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000188905 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000188905 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188905 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000188905 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000188905 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188905 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000071337 [Member] | Power Integrations Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000071337 [Member] | Forgent Power Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[2]
C000071337 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[2]
C000071337 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[2]
C000071337 [Member] | Benchmark Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[2]
C000071337 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[2]
C000071337 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[2]
C000071337 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[2]
C000071337 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[2]
C000071337 [Member] | Karelia Tobacco Co Inc S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[2]
C000071337 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071337 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000071337 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000071337 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000071337 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000071337 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000071337 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071337 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000071337 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000071337 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000071337 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000000472 [Member] | Power Integrations Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000000472 [Member] | Forgent Power Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[3]
C000000472 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[3]
C000000472 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[3]
C000000472 [Member] | Benchmark Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[3]
C000000472 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[3]
C000000472 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[3]
C000000472 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[3]
C000000472 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[3]
C000000472 [Member] | Karelia Tobacco Co Inc S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[3]
C000000472 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000472 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000472 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000000472 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000000472 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000472 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000472 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000472 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000000472 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000472 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000472 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000000470 [Member] | Power Integrations Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000000470 [Member] | Forgent Power Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[4]
C000000470 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[4]
C000000470 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[4]
C000000470 [Member] | Benchmark Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[4]
C000000470 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[4]
C000000470 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[4]
C000000470 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[4]
C000000470 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[4]
C000000470 [Member] | Karelia Tobacco Co Inc S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[4]
C000000470 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000470 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000470 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000000470 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000000470 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000470 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000470 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000470 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000000470 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000470 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000470 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000000473 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[5]
C000000473 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[5]
C000000473 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[5]
C000000473 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[5]
C000000473 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[5]
C000000473 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[5]
C000000473 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[5]
C000000473 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[5]
C000000473 [Member] | Contemporary Amperex Technology Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[5]
C000000473 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[5]
C000000473 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000473 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000000473 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000000473 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000473 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000473 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000473 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000473 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000000473 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000473 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000473 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000473 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000475 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[6]
C000000475 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[6]
C000000475 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[6]
C000000475 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[6]
C000000475 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[6]
C000000475 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[6]
C000000475 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[6]
C000000475 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[6]
C000000475 [Member] | Contemporary Amperex Technology Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[6]
C000000475 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[6]
C000000475 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000475 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000000475 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000000475 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000475 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000475 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000475 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000475 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000000475 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000475 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000475 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000475 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095997 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[7]
C000095997 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[7]
C000095997 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[7]
C000095997 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[7]
C000095997 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[7]
C000095997 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[7]
C000095997 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[7]
C000095997 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[7]
C000095997 [Member] | Contemporary Amperex Technology Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[7]
C000095997 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[7]
C000095997 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000095997 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000095997 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000095997 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000095997 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000095997 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000095997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000095997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000095997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000095997 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095997 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000095997 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071338 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[8]
C000071338 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[8]
C000071338 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[8]
C000071338 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[8]
C000071338 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[8]
C000071338 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[8]
C000071338 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[8]
C000071338 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[8]
C000071338 [Member] | Contemporary Amperex Technology Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[8]
C000071338 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[8]
C000071338 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000071338 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000071338 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000071338 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000071338 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000071338 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000071338 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000071338 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000071338 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000071338 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071338 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000071338 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022912 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[9]
C000022912 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[9]
C000022912 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[9]
C000022912 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[9]
C000022912 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[9]
C000022912 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[9]
C000022912 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[9]
C000022912 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[9]
C000022912 [Member] | Contemporary Amperex Technology Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[9]
C000022912 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[9]
C000022912 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022912 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000022912 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000022912 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022912 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022912 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022912 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022912 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000022912 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022912 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022912 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022912 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188906 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[10]
C000188906 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[10]
C000188906 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[10]
C000188906 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[10]
C000188906 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[10]
C000188906 [Member] | Canadian Pacific Kansas City Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[10]
C000188906 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[10]
C000188906 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[10]
C000188906 [Member] | Contemporary Amperex Technology Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[10]
C000188906 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[10]
C000188906 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000188906 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000188906 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000188906 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188906 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000188906 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000188906 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000188906 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000188906 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000188906 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188906 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000188906 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120709 [Member] | flatexDEGIRO SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[11]
C000120709 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[11]
C000120709 [Member] | SBM Offshore N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[11]
C000120709 [Member] | Lion Finance Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[11]
C000120709 [Member] | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000120709 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[11]
C000120709 [Member] | Helios Towers PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[11]
C000120709 [Member] | Tokyo Ohka Kogyo Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[11]
C000120709 [Member] | ASTA Energy Solutions AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[11]
C000120709 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[11]
C000120709 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000120709 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000120709 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000120709 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120709 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000120709 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000120709 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000120709 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000120709 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120709 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000120709 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120709 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022913 [Member] | flatexDEGIRO SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[12]
C000022913 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[12]
C000022913 [Member] | SBM Offshore N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[12]
C000022913 [Member] | Lion Finance Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[12]
C000022913 [Member] | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000022913 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[12]
C000022913 [Member] | Helios Towers PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[12]
C000022913 [Member] | Tokyo Ohka Kogyo Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[12]
C000022913 [Member] | ASTA Energy Solutions AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[12]
C000022913 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[12]
C000022913 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000022913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000022913 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022913 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022913 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022913 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022913 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022913 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022913 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022913 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022913 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000071339 [Member] | flatexDEGIRO SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[13]
C000071339 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[13]
C000071339 [Member] | SBM Offshore N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[13]
C000071339 [Member] | Lion Finance Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[13]
C000071339 [Member] | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000071339 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[13]
C000071339 [Member] | Helios Towers PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[13]
C000071339 [Member] | Tokyo Ohka Kogyo Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[13]
C000071339 [Member] | ASTA Energy Solutions AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[13]
C000071339 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[13]
C000071339 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000071339 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000071339 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000071339 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000071339 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000071339 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000071339 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000071339 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000071339 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071339 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000071339 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071339 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000478 [Member] | flatexDEGIRO SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[14]
C000000478 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[14]
C000000478 [Member] | SBM Offshore N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[14]
C000000478 [Member] | Lion Finance Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[14]
C000000478 [Member] | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000000478 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[14]
C000000478 [Member] | Helios Towers PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[14]
C000000478 [Member] | Tokyo Ohka Kogyo Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[14]
C000000478 [Member] | ASTA Energy Solutions AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[14]
C000000478 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[14]
C000000478 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000000478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000000478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000478 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000478 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000478 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000476 [Member] | flatexDEGIRO SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[15]
C000000476 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[15]
C000000476 [Member] | SBM Offshore N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[15]
C000000476 [Member] | Lion Finance Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[15]
C000000476 [Member] | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[15]
C000000476 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[15]
C000000476 [Member] | Helios Towers PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[15]
C000000476 [Member] | Tokyo Ohka Kogyo Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[15]
C000000476 [Member] | ASTA Energy Solutions AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[15]
C000000476 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[15]
C000000476 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000476 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000476 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000000476 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000476 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000476 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000476 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000476 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000000476 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000476 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000476 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000476 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000490 [Member] | Forgent Power Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[16]
C000000490 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[16]
C000000490 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[16]
C000000490 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[16]
C000000490 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[16]
C000000490 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[16]
C000000490 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[16]
C000000490 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[16]
C000000490 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[16]
C000000490 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[16]
C000000490 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000490 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000490 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000000490 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000000490 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000490 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000000490 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000000490 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000490 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000492 [Member] | Forgent Power Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[17]
C000000492 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[17]
C000000492 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[17]
C000000492 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[17]
C000000492 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[17]
C000000492 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[17]
C000000492 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[17]
C000000492 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[17]
C000000492 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[17]
C000000492 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[17]
C000000492 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000492 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000492 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000000492 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000000492 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000492 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000000492 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000000492 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000492 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000493 [Member] | Forgent Power Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[18]
C000000493 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[18]
C000000493 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[18]
C000000493 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[18]
C000000493 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[18]
C000000493 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[18]
C000000493 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[18]
C000000493 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[18]
C000000493 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[18]
C000000493 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[18]
C000000493 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000493 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000493 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000000493 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000000493 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000493 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000000493 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000000493 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000493 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000071342 [Member] | Forgent Power Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[19]
C000071342 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[19]
C000071342 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[19]
C000071342 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[19]
C000071342 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[19]
C000071342 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[19]
C000071342 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[19]
C000071342 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[19]
C000071342 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[19]
C000071342 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[19]
C000071342 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071342 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000071342 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000071342 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000071342 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000071342 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000071342 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000071342 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000071342 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022917 [Member] | Forgent Power Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[20]
C000022917 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[20]
C000022917 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[20]
C000022917 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[20]
C000022917 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[20]
C000022917 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[20]
C000022917 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[20]
C000022917 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[20]
C000022917 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[20]
C000022917 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[20]
C000022917 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022917 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022917 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000022917 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000022917 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022917 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022917 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022917 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022917 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120710 [Member] | Forgent Power Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[21]
C000120710 [Member] | IES Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[21]
C000120710 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[21]
C000120710 [Member] | Allegro MicroSystems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[21]
C000120710 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[21]
C000120710 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[21]
C000120710 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[21]
C000120710 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[21]
C000120710 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[21]
C000120710 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[21]
C000120710 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120710 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000120710 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000120710 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000120710 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000120710 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000120710 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000120710 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000120710 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.